Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Non-current financial assets	$ 49,203,430	$ 43,996,852
Other
Financial Instruments
Non-current financial assets	937	16,487
FVOCIL
Financial Instruments
Non-current financial assets	49,202,493	43,692,760	$ 44,754,998
FVOCIL | Warrants issued by UHI
Financial Instruments
Non-current financial assets	34,921,530	36,395,183	38,298,606
FVOCIL | Open Ended Fund
Financial Instruments
Non-current financial assets	7,662,726	7,297,577	$ 6,456,392
FVOCIL | Other Equity Instruments
Financial Instruments
Non-current financial assets	6,545,625	5,942,500
FVOCIL | Other Financial Assets
Financial Instruments
Non-current financial assets	72,612
Equity instruments measured at fair value through other comprehensive income | Warrants issued by UHI
Financial Instruments
Non-current financial assets	34,921,530	36,395,183
Financial assets measured at fair value through other comprehensive | Open Ended Fund
Financial Instruments
Non-current financial assets	7,662,726	7,297,577
Financial assets measured at fair value through other comprehensive | Other Equity Instruments
Financial Instruments
Non-current financial assets	6,545,625
Financial assets measured at fair value through other comprehensive | Other Financial Assets
Financial Instruments
Non-current financial assets	$ 72,612
Amortized cost
Financial Instruments
Non-current financial assets		$ 287,605